SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews operating profit presented on an entity level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Company has determined that it operates in a single operating and reportable segment.

The Company provides services related to application development, testing, infrastructure management and application maintenance.
The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2021	2020	2019
North America
United States of America	803,934	558,528	483,228
Canada	26,970	15,622	13,125
Subtotal North America	830,904	574,150	496,353
Europe
Spain	94,459	32,977	26,134
United Kingdom	27,156	17,100	15,672
Belgium	8,705	2,924	—
Switzerland	5,710	1,785	—
France	2,600	1,224	267
Luxembourg	4,777	1,292	937
Germany	1,424	939	437
Netherlands	3,604	1,461	2,723
Others	2,867	2,078	614
Subtotal Europe	151,302	61,780	46,784
Asia
India	10,442	2,670	2,157
Indonesia	—	—	1,157
Japan	8,514	5,338	1,062
United Arab Emirates	401	248	277
Others	1,558	93	—
Subtotal Asia	20,915	8,349	4,653
Latin America and others
Argentina	87,756	53,667	32,295
Colombia	14,357	13,302	14,355
Chile	86,809	50,707	29,547
Mexico	53,455	25,928	20,623
Perú	15,695	11,648	6,251
Brazil	20,821	11,976	7,964
Panama	744	737	128
Uruguay	755	144	17
Dominican Republic	3,788	869	126
Australia	5,223	287	—
Paraguay	2,823	231	8
Others	1,731	364	221
Subtotal Latin America and others	293,957	169,860	111,535
TOTAL	1,297,078	814,139	659,325

The revenues by geography were determined based on the country where the sale took place.

One single customer accounted for 10.9%, 11.0% and 11.2% of revenues for the years ended December 31, 2021, 2020 and 2019.
The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2021	2020

Spain	540,237	396,970
Argentina	165,163	104,929
United States of America	66,701	68,767
United Kingdom	52,185	293
Colombia	50,785	43,237
México	30,445	20,761
India	21,521	11,350
Uruguay	15,546	12,971
Peru	6,883	3,986
Chile	6,660	4,877
Belarus	6,157	—
Luxembourg	4,226	4,226
Brazil	3,783	2,702
Other countries	758	3,692
TOTAL	971,050	678,761